ORDINARY SHARES (Details) - Class A ordinary shares [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ORDINARY SHARES [Line Items]
Total consideration given for repurchase of ordinary shares	$ 0	$ 0
Board of Directors Chairman [Member]
ORDINARY SHARES [Line Items]
Total consideration given for repurchase of ordinary shares			$ 10,292,000
Ordinary shares [Member]
ORDINARY SHARES [Line Items]
Shares repurchased			10,912,110
Ordinary shares [Member] | Board of Directors Chairman [Member]
ORDINARY SHARES [Line Items]
Shares repurchased	0	0	10,912,110